20. OTHER CURRENT FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2018
Other Current Financial Liabilities
OTHER CURRENT FINANCIAL LIABILITIES

20. OTHER CURRENT FINANCIAL LIABILITIES

As at December 31,	2018	2017
Derivative liabilities (Note 27)	$6	$1
Security deposits	1,913	1,944
Satellite performance incentive payments	11,645	10,452
Interest payable(a)	8,584	8,929
Other	4,238	5,029
Other current financial liabilities	$26,386	$26,355

(a)	Interest payable included interest payable on indebtedness, satellite performance incentive payments, and other current financial liabilities.